Income Taxes (Tables)	12 Months Ended
Jun. 28, 2015
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2015	2014	2013
Currently payable:
Federal	$9,891	$4,811	$(561)
State	657	252	185
Foreign	2,164	2,164	1,895
	12,712	7,227	1,519
Deferred tax (benefit) provision	(3,330)	1,447	3,847
	$9,382	$8,674	$5,366

Difference Between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2015	2014	2013
US statutory rate	34.7%	34.5%	34.0%
State taxes, net of Federal tax benefit	0.7	1.0	2.0
Foreign subsidiaries	(1.3)	(0.9)	(2.2)
Non-controlling interest	(4.1)	(3.5)	(3.1)
Valuation allowance	—	—	(1.0)
Other	(2.4)	0.1	2.1
	27.6%	31.2%	31.8%

Components of Deferred Tax Assets and (Liabilities)

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$229	$216
Payroll-related accruals	2,314	2,049
Environmental reserve	512	517
Inventory reserve	722	720
Allowance for doubtful accounts	185	185
Accrued warranty	3,250	966
Customer sales concession reserve	1,465	-
Other	878	1,018
	$9,555	$5,671
Deferred income taxes-noncurrent:
Accrued pension obligations	$(12,594)	$(11,741)
Unrecognized pension and postretirement benefit plan liabilities	11,125	10,038
Accumulated depreciation	(5,253)	(4,967)
Stock-based compensation	928	692
Postretirement obligations	(63)	171
NOL/credit carry-forwards	105	143
Other	1,157	537
	$(4,595)	$(5,127)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 28, 2015 and June 29, 2014 (thousands of dollars):

	Year Ended
	June 28, 2015	June 29, 2014
Unrecognized tax benefits, beginning of year	$1,289	$1,510
Gross increases – tax positions in prior years	3	—
Gross decreases – tax positions in prior years	-	(215)
Gross increases – current period tax positions	146	59
Tax Years Closed	(1,001)	(65)
Unrecognized tax benefits, end of year	$437	$1,289